Lincoln Inflation Plus Fund
Consolidated Schedule of Investments
October 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–3.68%
Britain–0.16%
Anglo American PLC	480	$18,129
		18,129
Canada–2.52%
Agnico Eagle Mines Ltd.	160	25,730
Alamos Gold, Inc. Class A	800	24,632
Barrick Mining Corp.	1,380	45,264
†Equinox Gold Corp.	3,070	33,731
†First Quantum Minerals Ltd.	650	13,495
†G Mining Ventures Corp.	1,770	34,843
Hudbay Minerals, Inc.	890	14,265
†Ivanhoe Mines Ltd. Class A	1,330	13,304
Kinross Gold Corp.	1,100	25,564
†New Gold, Inc.	4,430	32,516
Teck Resources Ltd. Class B	440	18,885
		282,229
Mexico–0.14%
Southern Copper Corp.	110	15,268
		15,268
United Kingdom–0.30%
Endeavour Mining PLC	833	33,372
		33,372
United States–0.56%
Freeport-McMoRan, Inc.	350	14,595
†Hycroft Mining Holding Corp. Class A	2,384	18,119
Newmont Corp.	370	29,959
		62,673
Total Common Stock (Cost $347,346)		411,671

		Principal Amount°
ΔCORPORATE BOND–2.14%
Peru–2.14%
Cia de Minas Buenaventura SAA 6.80% 2/4/32		230,000	239,200
Total Corporate Bond (Cost $227,662)			239,200
ΔSOVEREIGN BONDS–34.61%
Brazil–7.11%
Brazil Notas do Tesouro Nacional
6.00% 5/15/35	BRL	70,000	55,006
10.00% 1/1/31	BRL	1,710,000	289,991
10.00% 1/1/35	BRL	2,840,000	449,548
			794,545
Czech Republic–1.96%
Czech Republic Government Bonds 3.50% 5/30/35	CZK	5,000,000	219,090
			219,090
Egypt–3.96%
^Egypt Treasury Bills
0.00% 3/31/26	EGP	8,000,000	152,768
0.00% 10/13/26	EGP	17,000,000	289,981
			442,749
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Hungary–3.08%
Hungary Government Bonds
2.25% 4/20/33	HUF	51,000,000	$113,415
7.00% 10/24/35	HUF	76,900,000	231,026
			344,441
Malaysia–2.83%
Malaysia Government Bonds
3.83% 7/5/34	MYR	900,000	219,059
3.89% 8/15/29	MYR	400,000	97,703
			316,762
Mexico–7.02%
Mexico Bonos
7.75% 11/13/42	MXN	7,450,000	345,731
8.00% 11/7/47	MXN	5,760,000	270,060
8.50% 11/18/38	MXN	3,300,000	169,413
			785,204
Philippines–0.93%
Philippines Government Bonds 6.38% 4/28/35	PHP	5,890,000	103,353
			103,353
Poland–1.98%
Republic of Poland Government Bonds 5.00% 10/25/34	PLN	830,000	221,131
			221,131
South Africa–4.83%
Republic of South Africa Government Bonds
8.75% 1/31/44	ZAR	4,450,000	229,619
8.75% 2/28/48	ZAR	3,350,000	172,172
8.88% 2/28/35	ZAR	2,400,000	138,538
			540,329
Turkey–0.91%
Turkiye Government Bonds
30.00% 9/12/29	TRY	4,100,000	89,709
42.55% 5/17/28	TRY	500,000	11,818
			101,527
Total Sovereign Bonds (Cost $3,588,609)			3,869,131
SUPRANATIONAL BANKS–5.18%
Asian Infrastructure Investment Bank 6.00% 12/8/31		20,500,000	220,079
European Bank for Reconstruction & Development
6.50% 10/3/36		20,500,000	228,159
7.05% 8/10/33		11,500,000	130,726
Total Supranational Banks (Cost $618,489)			578,964
U.S. TREASURY OBLIGATIONS–8.43%
U.S. Treasury Bonds
4.75% 5/15/55		540,000	547,087
4.75% 8/15/55		390,000	395,302
Total U.S. Treasury Obligations (Cost $954,692)			942,389

Lincoln Inflation Plus Fund–1

Lincoln Inflation Plus Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
EXCHANGE-TRADED FUNDS–7.80%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	36,700	$812,171
SPDR® Gold MiniShares Trust	760	60,184
Total Exchange-Traded Funds (Cost $799,318)		872,355
MONEY MARKET FUND–0.02%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.01%)	1,909	1,909
Total Money Market Fund (Cost $1,909)		1,909

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS–34.89%
U.S. TREASURY OBLIGATIONS–34.89%
≠U.S. Treasury Bills
3.78% 1/20/26	500,000	$495,961
3.86% 1/15/26	750,000	744,270
3.90% 12/16/25	50,000	49,762
3.91% 12/16/25	1,000,000	995,225
3.92% 1/6/26	350,000	347,632
3.94% 1/8/26	500,000	496,533
3.95% 1/8/26	50,000	49,653
3.97% 12/11/25	725,000	721,875
		3,900,911
Total Short-Term Investments (Cost $3,900,500)		3,900,911

TOTAL INVESTMENTS–96.75% (Cost $10,438,525)	10,816,530
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.25%	362,908
NET ASSETS APPLICABLE TO 1,067,152 SHARES OUTSTANDING–100.00%	$11,179,438

ΔSecurities have been classified by country of origin.
†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
^Zero coupon security.
≠The rate shown is the effective yield at the time of purchase.
Lincoln Inflation Plus Fund–2

Lincoln Inflation Plus Fund
Consolidated Schedule of Investments (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at October 31, 2025:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	BRL	580,000	USD	(108,868)	11/4/25	$—	$(1,202)
BNP	BRL	(580,000)	USD	107,721	11/4/25	55	—
BNP	PLN	385,000	USD	(105,881)	11/18/25	—	(1,644)
BRC	BRL	(1,199,000)	USD	211,748	11/4/25	—	(10,824)
BRC	BRL	1,199,000	USD	(222,684)	11/4/25	—	(113)
BRC	CAD	(75,000)	USD	54,565	12/2/25	1,002	—
BRC	CAD	64,000	USD	(45,655)	12/2/25	52	—
BRC	CAD	(98,000)	USD	70,174	1/12/26	36	—
BRC	HUF	(39,205,000)	USD	114,605	1/16/26	—	(1,351)
BRC	IDR	(3,535,770,000)	USD	213,150	11/25/25	587	—
BRC	IDR	3,535,770,000	USD	(211,947)	11/25/25	616	—
BRC	INR	(9,344,000)	USD	106,104	11/6/25	879	—
BRC	INR	(8,880,000)	USD	100,216	12/17/25	450	—
BRC	MXN	(2,055,000)	USD	110,805	12/17/25	750	—
GSI	BRL	619,000	USD	(114,708)	11/4/25	197	—
GSI	BRL	(619,000)	USD	114,964	11/4/25	58	—
GSI	BRL	(2,390,000)	USD	431,017	12/2/25	—	(9,630)
GSI	BRL	(1,264,000)	USD	226,801	2/4/26	—	(2,883)
GSI	CLP	101,875,000	USD	(104,569)	11/12/25	3,528	—
GSI	CLP	(101,875,000)	USD	105,741	11/12/25	—	(2,355)
GSI	CLP	100,775,000	USD	(106,079)	11/18/25	854	—
GSI	INR	9,344,000	USD	(105,865)	11/6/25	—	(640)
GSI	INR	(13,740,000)	USD	154,186	1/15/26	73	—
GSI	INR	(9,344,000)	USD	105,342	1/30/26	623	—
GSI	ZAR	(1,040,000)	USD	59,562	12/17/25	—	(225)
GSI	ZAR	(2,015,000)	USD	114,566	1/16/26	—	(1,029)
HSBC	CAD	(22,000)	USD	15,991	12/2/25	280	—
HSBC	CAD	(25,500)	USD	18,234	1/22/26	—	(24)
LYD	CAD	(42,000)	USD	30,585	12/2/25	590	—
LYD	GBP	10,000	USD	(13,263)	12/17/25	—	(125)
LYD	MXN	(5,960,000)	USD	320,590	1/12/26	2,272	—
LYD	ZAR	(1,912,000)	USD	108,419	12/11/25	—	(1,546)
MSC	GBP	(21,000)	USD	27,950	12/17/25	360	—
MSC	INR	(17,780,000)	USD	199,077	1/14/26	—	(362)
MSC	MXN	(6,037,000)	USD	324,367	1/20/26	2,209	—
MSC	ZAR	(2,860,000)	USD	164,127	1/20/26	105	—
Total Foreign Currency Exchange Contracts						$15,576	$(33,953)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Commodity Contracts:
4	COMEX 1000-oz. Silver Futures	$192,640	$166,266	12/29/25	$26,374	$—
1	COMEX Copper Futures	127,225	122,136	12/29/25	5,089	—
4	COMEX E-Micro Gold Futures	159,860	160,469	12/29/25	—	(609)
17	Micro Copper Futures	216,282	219,790	11/25/25	—	(3,508)
10	TTF Natural Gas Base Load Monthly Futures	266,893	281,299	11/27/25	—	(14,406)
Total Futures Contracts					$31,463	$(18,523)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the consolidated financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of from the date the contracts were opened through October 31, 2025.

Summary of Abbreviations:
BNP–BNP Paribas
BRC–Barclays Bank
BRL–Brazilian Real
Lincoln Inflation Plus Fund–3

Lincoln Inflation Plus Fund
Consolidated Schedule of Investments (continued)
Summary of Abbreviations: (continued)
CAD–Canadian Dollar
CLP–Chilean Peso
COMEX–Commodity Exchange
CZK–Czech Koruna
EGP–Egyptian Pound
ETF–Exchange-Traded Fund
GBP–British Pound Sterling
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
HUF–Hungarian Forint
IDR–Indonesia Rupiah
INR–Indian Rupee
LYD–Lloyds Bank Corporate Markets PLC
MSC–Morgan Stanley & Co.
MXN–Mexican Peso
MYR–Malaysian Ringgit
PHP–Philippine Peso
PLN–Polish Zloty
SPDR–Standard & Poor’s Depositary Receipt
TRY–Turkish New Lira
TTF–Title Transfer Facility
USD–United States Dollar
ZAR–South African Rand
Lincoln Inflation Plus Fund–4